Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Classes Of Inventories [Abstract]
Summary of Inventories

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Merchandise	$6,068	$3,858
Project in process	6,756	11,113
Work in process	109	141
Raw materials	112	156
	13,045	15,268
Land held under development	1,999	1,999
Construction in progress	77	77
	$15,121	$17,344